Offsetting Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Text Block [Abstract]
Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities
The gross amounts recognized, gross amounts offset, and net amounts presented in the consolidated balance sheets regarding derivative assets and liabilities as of March 31, 2025 and 2026 are as follows.
March 31, 2025

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*2		Net amount
				Financial instruments	Collateral received/ pledged
Derivative assets	¥64,170	¥(20,495)	¥43,675	¥0	¥(557)	¥43,118

Total assets	¥64,170	¥(20,495)	¥43,675	¥0	¥(557)	¥43,118

Derivative liabilities	¥56,038	¥(20,495)	¥35,543	¥(13,802)	¥(12,777)	¥8,964

Total liabilities	¥56,038	¥(20,495)	¥35,543	¥(13,802)	¥(12,777)	¥8,964

March 31, 2026

	Millions of yen
	Gross amounts recognized	Gross amounts offset in the consolidated balance sheets*1	Net amounts presented in the consolidated balance sheets	Gross amounts not offset in the consolidated balance sheets*2		Net amount
				Financial instruments	Collateral received/ pledged
Derivative assets	¥154,513	¥(80,880)	¥73,633	¥0	¥(3,243)	¥70,390

Total assets	¥154,513	¥(80,880)	¥73,633	¥0	¥(3,243)	¥70,390

Derivative liabilities	¥118,061	¥(51,256)	¥66,805	¥(27,745)	¥(2,109)	¥36,951

Total liabilities	¥118,061	¥(51,256)	¥66,805	¥(27,745)	¥(2,109)	¥36,951

*1
Represents amounts offset between derivative assets and liabilities with the same counterparty, as well as cash collateral offset against net derivatives under enforceable master netting agreements or similar agreements.

*2	The balances related to enforceable master netting agreements or similar agreements which were not offset in the consolidated balance sheets.